CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 104	$ 113
Accounts receivable, less allowance for doubtful accounts ($380 at March 31, 2012 and $397 at December 31, 2011)	1,417	1,278
Inventories of supplies, at cost	157	161
Income tax receivable	5	7
Current portion of deferred income taxes	411	418
Assets held for sale	2	2
Other current assets	386	378
Total current assets	2,482	2,357
Investments and other assets	153	156
Deferred income taxes, net of current portion	342	374
Property and equipment, at cost, less accumulated depreciation and amortization ($3,442 at March 31, 2012 and $3,386 at December 31, 2011)	4,324	4,350
Goodwill	738	736
Other intangible assets, at cost, less accumulated amortization ($375 at March 31, 2012 and $360 at December 31, 2011)	506	489
Total assets	8,545	8,462
Current liabilities:
Current portion of long-term debt	288	66
Accounts payable	640	760
Accrued compensation and benefits	338	376
Professional and general liability reserves	63	75
Accrued interest payable	103	112
Accrued legal settlement costs	56	64
Other current liabilities	352	362
Total current liabilities	1,840	1,815
Long-term debt, net of current portion	4,295	4,294
Professional and general liability reserves	335	337
Accrued legal settlement costs	2	2
Other long-term liabilities	526	506
Total liabilities	6,998	6,954
Commitments and contingencies
Redeemable noncontrolling interests in equity of consolidated subsidiaries	16	16
Shareholders' equity:
Preferred stock, $0.15 par value; authorized 2,500,000 shares; 345,000 of 7% mandatory convertible shares with a liquidation preference of $1,000 per share issued at both March 31, 2012 and December 31, 2011	334	334
Common stock, $0.05 par value; authorized 1,050,000,000 shares; 551,631,747 shares issued at March 31, 2012 and 551,468,550 shares issued at December 31, 2011	27	27
Additional paid-in capital	4,403	4,407
Accumulated other comprehensive loss	(49)	(52)
Accumulated deficit	(1,376)	(1,440)
Common stock in treasury, at cost, 138,100,420 shares at March 31, 2012 and 136,442,696 shares at December 31, 2011	(1,879)	(1,853)
Total shareholders' equity	1,460	1,423
Noncontrolling interests	71	69
Total equity	1,531	1,492
Total liabilities and equity	$ 8,545	$ 8,462